Business combinations, other acquisitions and investments (Detail Textuals 1) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Disclosure of detailed information about business combination [abstract]
Consolidated pro-forma revenue	$ 1,299,000
Consolidated pro-forma profit and loss	18,000
Interest in both acquired entities re-measured at fair value at acquisition date	$ 11,504